Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Information about Company's Reportable Segments	The table below presents information about the Company’s reportable segments for the six months ended June 30, 2025, and 2024. Segment results are evaluated based on income/ (loss) from operations.

	June 30, 2025			June 30, 2024
	Dry Bulk segment	Tanker segment	Total	Dry Bulk segment
-Time charter revenues	$2,910	$2,391	$5,301	$12,424
-Voyage charter revenues	-	856	856	-
Vessel revenues, net	$2,910	$3,247	$6,157	$12,424
Voyage expenses	697	616	1,313	1,417
Vessel operating expenses	3,954	1,093	5,047	5,580
Depreciation and amortization of deferred charges	2,056	1,171	3,227	3,444
Loss on sale of vessels	3,435	-	3,435	-
Impairment Loss	-	-	-	1,087
General and administrative expenses	4	2	6	4
Management fees	454	137	591	570
Other operating (income)/loss	(4)	31	27	(3)
Segments’ operating (loss)/income	$(7,686)	$197	$(7,489)	$325
Less: Unallocated general and administrative expenses (1)	-	-	(3,104)	(3,282)
Less: Unallocated management fees (1)	-	-	(60)	(60)
Less: Unallocated Support agreement costs (1)	-	-	-	(6,750)
Total consolidated operating loss			$(10,653)	$(9,767)

(1)	Refers to general and administrative expenses, management fees, support agreement costs and other operating loss of the parent company, OceanPal Inc.

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of June 30, 2025, and December 31, 2024, is as follows:

	June 30, 2025	December 31, 2024
Dry bulk segment	$23,207	$53,205
Tanker segment	25,373	26,873
Cash and cash equivalents (1)	24,981	6,284
Equity method investment (1)	4,325	2,970
Deferred charges, net (1)	183	-
Prepaid expenses and other current assets, net (1)	102	130
Total consolidated assets	$78,171	$89,462

(1)	Refers to the assets of the parent company, OceanPal Inc.